Summary of foreign currency sensitivity (Details) - Currency risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
United States of America Dollars Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ 4,467	₨ 7,053
Euro Member Countries Euro Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	5,645	1,370
United Kingdom Pounds Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	1,599	1,487
Singapore Dollars Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ (215)	₨ (225)